Financial Assets and Liabilities - Summary of Fair Value for Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Financial Assets	$ 303,447,939	$ 344,892,278
Total current assets	75,201,661	91,030,791
Total non current assets	228,246,278	253,861,487
Liabilities:
Financial Liabilities	633,107,286	648,038,187
Debt [member]
Liabilities:
Financial Liabilities	490,041,751	488,558,030
Financial instruments, class [member]
Assets:
Financial Assets	1,446,034	2,602,680
Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	73,755,627	88,428,111
Pension plan assets [member]
Assets:
Non current financial assets	204,092,587	208,526,619
Derivative Financial Instruments [Member]
Liabilities:
Financial Liabilities	17,896,379	25,331,346
Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	125,169,156	134,148,811
Revalued Of Assets [Member]
Assets:
Non current financial assets	9,239,279	38,353,719
Debt Instruments At Fair Value Through OCI [Member]
Assets:
Non current financial assets	14,914,412	6,981,149
Level 1 [member]
Assets:
Financial Assets	266,212,454	281,257,799
Total current assets	70,231,744	88,428,111
Total non current assets	195,980,710	192,829,688
Liabilities:
Financial Liabilities	507,480,088	505,858,206
Level 1 [member] | Debt [member]
Liabilities:
Financial Liabilities	382,310,932	371,709,395
Level 1 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	70,231,744	88,428,111
Level 1 [member] | Pension plan assets [member]
Assets:
Non current financial assets	191,442,079	192,829,688
Level 1 [member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	125,169,156	134,148,811
Level 1 [member] | Debt Instruments At Fair Value Through OCI [Member]
Assets:
Non current financial assets	4,538,631
Level 2 [member]
Assets:
Financial Assets	24,438,760	25,241,490
Total current assets	1,446,034	2,602,680
Total non current assets	22,992,726	22,638,810
Liabilities:
Financial Liabilities	125,627,198	142,179,981
Level 2 [member] | Debt [member]
Liabilities:
Financial Liabilities	107,730,819	116,848,635
Level 2 [member] | Financial instruments, class [member]
Assets:
Financial Assets	1,446,034	2,602,680
Level 2 [member] | Pension plan assets [member]
Assets:
Non current financial assets	12,616,945	15,657,661
Level 2 [member] | Derivative Financial Instruments [Member]
Liabilities:
Financial Liabilities	17,896,379	25,331,346
Level 2 [member] | Debt Instruments At Fair Value Through OCI [Member]
Assets:
Non current financial assets	10,375,781	6,981,149
Level 3 [member]
Assets:
Financial Assets	12,796,725	38,392,989
Total current assets	3,523,883	0
Total non current assets	9,272,842	38,392,989
Level 3 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	3,523,883
Level 3 [member] | Pension plan assets [member]
Assets:
Non current financial assets	33,563	39,270
Level 3 [member] | Revalued Of Assets [Member]
Assets:
Non current financial assets	$ 9,239,279	$ 38,353,719